Schedule of Non-cash Stock Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 9,892	$ 11,099	$ 18,701	$ 20,690
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	5,450	5,790	10,304	11,075
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 4,442	$ 5,309	$ 8,397	$ 9,615